Notes to the Consolidated Statements of Financial Position - Summary of Other Current Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Other Current Liabilities [Abstract]
Liabilities from other taxes	€ 17.4	€ 17.8
Liabilities for personnel expenses	12.9	7.3
Payables to customers	3.4	3.6
Refund liability	10.7	10.1
Other liabilities	3.5	1.5
Total	€ 47.9	€ 40.2